LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 4.0%
160	Northrop Grumman Corporation	$ 93,352
600	RTX Corporation	107,100
		200,452
	ASSET MANAGEMENT - 1.7%
80	Blackrock, Inc.	86,625

	BANKING - 1.8%
300	JPMorgan Chase & Company	93,336

	BEVERAGES - 2.0%
1,440	Coca-Cola Company (The)	99,216

	BIOTECH & PHARMA - 4.4%
138	Eli Lilly & Company	119,074
540	Johnson & Johnson	101,990
		221,064
	CHEMICALS - 0.1%
115	Solstice Advanced Materials, Inc.(a)	5,183

	DIVERSIFIED INDUSTRIALS - 1.8%
460	Honeywell International, Inc.	92,612

	E-COMMERCE DISCRETIONARY - 3.2%
658	Amazon.com, Inc.(a)	160,697

	ELECTRIC UTILITIES - 7.8%
1,444	Alliant Energy Corporation	96,488
780	Duke Energy Corporation	96,954
1,266	NextEra Energy, Inc.	103,052
1,020	Southern Company (The)	95,921
		392,415
	FOOD - 5.5%
518	Hershey Company (The)	87,868
1,720	Lamb Weston Holdings, Inc.	106,176

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	FOOD - 5.5% (Continued)
1,760	Tyson Foods, Inc., Class A	$ 90,482
		284,526
	HEALTH CARE FACILITIES & SERVICES - 6.4%
622	Cardinal Health, Inc.	118,659
140	McKesson Corporation	113,588
280	UnitedHealth Group, Inc.	95,637
		327,884
	HEALTH CARE REIT - 1.9%
5,352	Healthcare Realty Trust, Inc.	94,837

	HOUSEHOLD PRODUCTS - 3.7%
1,200	Colgate-Palmolive Company	92,460
620	Procter & Gamble Company (The)	93,229
		185,689
	INDUSTRIAL REIT - 4.1%
1,838	First Industrial Realty Trust, Inc.	101,605
840	Prologis, Inc.	104,236
		205,841
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
120	Goldman Sachs Group, Inc. (The)	94,724

	INSURANCE - 3.7%
862	Aflac, Inc.	92,398
340	Travelers Companies, Inc. (The)	91,331
		183,729
	INTERNET MEDIA & SERVICES - 3.7%
380	Alphabet, Inc., Class C	107,092
120	Meta Platforms, Inc., Class A	77,802
		184,894
	LEISURE FACILITIES & SERVICES - 3.6%
220	Domino's Pizza, Inc.	87,661
320	McDonald's Corporation	95,498
		183,159

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MACHINERY - 4.1%
200	Caterpillar, Inc.	$ 115,452
200	Deere & Company	92,326
		207,778
	OIL & GAS PRODUCERS - 1.9%
600	Chevron Corporation	94,632

	PERSONAL CARE PRODUCTS - 1.9%
1,596	Unilever plc - ADR	96,063

	RETAIL - CONSUMER STAPLES - 5.4%
100	Costco Wholesale Corporation	91,145
1,442	Kroger Company (The)	91,754
920	Walmart, Inc.	93,086
		275,985
	RETAIL - DISCRETIONARY - 3.7%
238	Home Depot, Inc. (The)	90,342
680	TJX Companies, Inc. (The)	95,295
		185,637
	RETAIL REIT - 1.8%
1,582	Realty Income Corporation	91,724

	SELF-STORAGE REIT - 1.8%
680	Extra Space Storage, Inc.	90,807

	SEMICONDUCTORS - 4.8%
438	Broadcom, Inc.	161,898
520	Texas Instruments, Inc.	83,959
		245,857
	SOFTWARE - 4.7%
140	Intuit, Inc.	93,457
280	Microsoft Corporation	144,987
		238,444

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY HARDWARE - 3.1%
578	Apple, Inc.	$ 156,274

	TELECOMMUNICATIONS - 5.0%
3,370	AT&T, Inc.	83,408
400	T-Mobile US, Inc.	84,020
2,200	Verizon Communications, Inc.	87,427
		254,855

	TOTAL COMMON STOCKS (Cost $5,052,430)	5,034,939

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
20,219	First American Treasury Obligations Fund, Class X, 4.00% (Cost $20,219)(b)	20,219

	TOTAL INVESTMENTS - 99.9% (Cost $5,072,649)	$ 5,055,158
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	3,520
	NET ASSETS - 100.0%	$ 5,058,678

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.